Income Taxes (Schedule of Earnings Before Income Taxes and Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Earnings before income taxes	$ 12,987	$ 12,532	$ 10,324
Current, United States federal	226	270	157
Deferred, United States federal	(61)	118	145
Total, United States federal	165	388	302
State and local	0	0	1
Total United States	165	388	303
Current, Outside United States	3,855	3,368	2,567
Deferred, Outside United States	(187)	(103)	(44)
Total outside United States	3,668	3,265	2,523
Total provision for income taxes	$ 3,833	$ 3,653	$ 2,826